SHARE CAPITAL AND SHARE-BASED PAYMENTS - Share-based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Equity-settled	$ (2,243)	$ 2,782
Share-based compensation	14,424	14,718
Production costs
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Equity-settled	250	160
Cash-settled	1,201	1,024
General and administrative expense
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Equity-settled	3,715	1,958
Cash-settled	9,099	11,412
Exploration, evaluation and reclamation expense
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Equity-settled	40	39
Cash-settled	$ 119	$ 125